Long-term Borrowings in relation to the Headquarters Project - Schedule of Future Principal Repayments on Long-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of Long-Term Debt [Abstract]
2028	$ 951
2029	5,070
2030	5,070
Thereafter	69,329
Total	$ 80,420	$ 46,469